Equity (Details 2) $ / shares in Units, $ in Millions	6 Months Ended
Jun. 30, 2025 USD ($) $ / shares
IfrsStatementLineItems [Line Items]
Amount per common and preferred share | $ / shares	$ 0.1600
Dividend payables | $	$ 2,063
Interim Dividends [Member]
IfrsStatementLineItems [Line Items]
Date of approval	May 12, 2025
Date of record	Jun. 02, 2025
Amount per common and preferred share | $ / shares	$ 0.0543
Dividend payables | $	$ 700
Interim Interest On Capital [Member]
IfrsStatementLineItems [Line Items]
Date of approval	May 12, 2025
Date of record	Jun. 02, 2025
Amount per common and preferred share | $ / shares	$ 0.1057
Dividend payables | $	$ 1,363